Accounts Receivable, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivable, Net [Abstract]
Accounts receivable	$ 75,074	$ 51,890
Allowance for doubtful accounts	$ 503,353	$ 430,348	$ 194,252